CONDENSED CONSOLIDATED STATEMENT OF EQUITY (Parentheticals) - USD ($) $ in Thousands	3 Months Ended						12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CONDENSED CONSOLIDATED STATEMENT OF EQUITY
Foreign currency translation adjustments, tax	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0